Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement of Comprehensive Income [Abstract]
Rent Expenses Incurred To Related Party	$ 21	$ 274	$ 819	$ 851
Interest expenses incurred to related party	0	168	364	916
Interest income incurred to related party	$ 1,139	$ 0	$ 0	$ 0